Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table CEO Total Compensation ($)(a)	Compensation Actually Paid to CEO ($)(a)(b)	Average Summary Compensation Table Total for Other NEOs ($)(a)	Average Compensation Actually Paid to Other NEOs ($)(a)(b)	Value of Initial $100 Investment Based On:		GAAP Net Income ($ millions)	GAAP Operating Income ($ millions)
					Company Total Stockholder Return ($)	Peer Group(c) Total Stockholder Return ($)
2023	924,464	814,688	711,544	661,185	53.16	102.41	19.4	22.6
2022	1,541,376	1,201,240	638,344	413,722	77.01	98.36	35.0	39.7
2021	1,936,585	1,996,742	835,863	940,039	95.81	115.30	33.1	36.0
2020	2,065,635	1,405,164	1,396,176	1,011,839	86.36	109.66	32.1	35.7

(a)
NEOs included in these columns are the following:

Year	CEO (or Principal Executive Officer)	Non-CEO NEOs
2023	David A. Battat	Emile A. Battat, Jeffery Strickland and Cindy Ferguson
2022	David A. Battat	Emile A. Battat, Jeffery Strickland
2021	David A. Battat	Emile A. Battat, Jeffery Strickland
2020	David A. Battat	Emile A. Battat, Jeffery Strickland

(b)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v), with dividends already accounted for in the “All Other Compensation” component of the Summary Compensation Table. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	CEO				Non-CEO NEO Average
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total ($)	924,464	1,541,376	1,936,585	2,065,635	711,544	638,344	835,863	1,396,176
Less: Reported Fair Value of Equity Awards ($)(1)	—	—	—	1,000,000	148,639	—	—	750,000
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)(2)	—	—	—	992,794	121,223	—	—	$744,597
Add: Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(2)	1,932	(205,231)	(94,665)	(201,459)	14,292	(113,864)	(22,091)	(102,712)
Add: Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)(2)	(111,708)	(134,905)	154,821	(451,805)	(37,236)	(110,758)	126,267	(276,222)
Compensation Actually Paid ($)	814,688	1,201,240	1,996,742	1,405,164	661,185	413,722	940,039	1,011,839

(1)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

(2)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above.

(c)
Peer Group reflects the SIC Code 3841 Index — Surgical and Medical Instruments.

Company Selected Measure Name	GAAP Operating Income
Named Executive Officers, Footnote
(a)
NEOs included in these columns are the following:

Year	CEO (or Principal Executive Officer)	Non-CEO NEOs
2023	David A. Battat	Emile A. Battat, Jeffery Strickland and Cindy Ferguson
2022	David A. Battat	Emile A. Battat, Jeffery Strickland
2021	David A. Battat	Emile A. Battat, Jeffery Strickland
2020	David A. Battat	Emile A. Battat, Jeffery Strickland

Peer Group Issuers, Footnote	(c) Peer Group reflects the SIC Code 3841 Index — Surgical and Medical Instruments.
PEO Total Compensation Amount	$ 924,464	$ 1,541,376	$ 1,936,585	$ 2,065,635
PEO Actually Paid Compensation Amount	$ 814,688	1,201,240	1,996,742	1,405,164
Adjustment To PEO Compensation, Footnote
(b)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v), with dividends already accounted for in the “All Other Compensation” component of the Summary Compensation Table. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	CEO				Non-CEO NEO Average
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total ($)	924,464	1,541,376	1,936,585	2,065,635	711,544	638,344	835,863	1,396,176
Less: Reported Fair Value of Equity Awards ($)(1)	—	—	—	1,000,000	148,639	—	—	750,000
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)(2)	—	—	—	992,794	121,223	—	—	$744,597
Add: Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(2)	1,932	(205,231)	(94,665)	(201,459)	14,292	(113,864)	(22,091)	(102,712)
Add: Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)(2)	(111,708)	(134,905)	154,821	(451,805)	(37,236)	(110,758)	126,267	(276,222)
Compensation Actually Paid ($)	814,688	1,201,240	1,996,742	1,405,164	661,185	413,722	940,039	1,011,839

(1)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

(2)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above.

Non-PEO NEO Average Total Compensation Amount	$ 711,544	638,344	835,863	1,396,176
Non-PEO NEO Average Compensation Actually Paid Amount	$ 661,185	413,722	940,039	1,011,839
Adjustment to Non-PEO NEO Compensation Footnote
(b)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid”, as computed in accordance with Item 402(v), with dividends already accounted for in the “All Other Compensation” component of the Summary Compensation Table. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	CEO				Non-CEO NEO Average
	2023	2022	2021	2020	2023	2022	2021	2020
Summary Compensation Table Total ($)	924,464	1,541,376	1,936,585	2,065,635	711,544	638,344	835,863	1,396,176
Less: Reported Fair Value of Equity Awards ($)(1)	—	—	—	1,000,000	148,639	—	—	750,000
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)(2)	—	—	—	992,794	121,223	—	—	$744,597
Add: Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)(2)	1,932	(205,231)	(94,665)	(201,459)	14,292	(113,864)	(22,091)	(102,712)
Add: Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)(2)	(111,708)	(134,905)	154,821	(451,805)	(37,236)	(110,758)	126,267	(276,222)
Compensation Actually Paid ($)	814,688	1,201,240	1,996,742	1,405,164	661,185	413,722	940,039	1,011,839

(1)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

(2)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	OTHER BUSINESS
Total Shareholder Return Vs Peer Group
Tabular List, Table	Most Important Performance Measures Operating Income Revenue Total Stockholder Return
Total Shareholder Return Amount	$ 53.16	77.01	95.81	86.36
Peer Group Total Shareholder Return Amount	102.41	98.36	115.3	109.66
Net Income (Loss)	$ 19,400,000	$ 35,000,000	$ 33,100,000	$ 32,100,000
Company Selected Measure Amount	22.6	39.7	36.0	35.7
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Total Stockholder Return
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (1,000,000)
PEO | Year-End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				992,794
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,932	(205,231)	(94,665)	(201,459)
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,708)	(134,905)	154,821	(451,805)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(148,639)			(750,000)
Non-PEO NEO | Year-End Fair Value Of Outstanding And Unvested Equity Awards Granted In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,223			744,597
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,292	(113,864)	(22,091)	(102,712)
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (37,236)	$ (110,758)	$ 126,267	$ (276,222)